Restructuring and Other - Severance Liability Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 3.7	$ 0.8	$ 3.9
Accruals	27.5	10.8	2.8
Severance payments	(11.9)	(7.9)	(5.9)
Ending Balance	$ 19.3	$ 3.7	$ 0.8